Morgan, Lewis & Bockius LLP 2020 K Street, NW Washington, DC 20006 Tel. +1.202.373.6000 Fax: +1.202.373.6001 www.morganlewis.com
W. John McGuire
Partner
+1.202.373.6799
wjmcguire@morganlewis.com

May 22, 2015
VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	Rydex ETF Trust (File Nos. 333-101625 and 811-21261)
Filing Pursuant to Rule 485(a)
Ladies and Gentlemen:

On behalf of our client, Rydex ETF Trust (the “Trust”), we are filing, pursuant to Rule 485(a) under the Securities Act of 1933 and under the Investment Company Act of 1940, Post-Effective Amendment No. 32 to the Trust’s Registration Statement on Form N-1A (“PEA No. 32”). The purpose of PEA No. 32 is to introduce the Guggenheim S&P 500® Equal Weight Real Estate Fund as a new series of the Trust.
Please feel free to contact me at 202.373.66799 with your questions or comments.

Sincerely,

/s/ W. John McGuire
W. John McGuire